INCOME TAXES	12 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

Future income tax assets and liabilities of Kimber as at June 30, 2011 and 2010 are as follows:

	2011	2010
Future income tax assets

Losses carried forward	$14,659,000	$13,024,000
Share issue costs	322,000	150,000
Other	82,000	37,000
	15,063,000	13,211,000
Future income tax liability

Unproven mineral property right interests	(9,313,000)	(8,112,000)

	5,750,000	5,099,000
Valuation allowance	(5,750,000)	(5,099,000)

Net future income tax assets	$-	$-

The recovery of income taxes shown in the consolidated statements of operations and deficit differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	2011	2010	2009
Income tax rate reconciliation

Combined federal and provincial income tax rate	27.50%	29.25%	30.25%

Expected income tax recovery	$(817,000)	$(1,207,000)	$(723,000)
Effect of:
Change in future tax rates and foreign rate differential	167,000	24,000	152,000
Losses and other temporary differences not benefited (recognized)	(125,000)	1,325,000	(578,000)
Non deductible expenses	124,000	122,000	284,000
Change in valuation allowance	651,000	(264,000)	865,000

Actual income tax expense (recovery)	$-	$-	$-

At June 30, 2011, Kimber had non-capital losses of approximately $15,288,000 in Canada (which expire between 2014 and 2031) and $38,691,000 in Mexico (which expire between 2012 and 2021) available to reduce taxable income earned during future years. The potential future tax benefits relating to these amounts have not been reflected in the financial statements as their utilization is currently not considered more likely than not of realization.

Non-capital losses will expire in the following years

Tax Year Loss	Canadian Tax Losses	Year of Expiry	Mexican Tax Losses	Year of Expiry

2001	$-		$141,096	2011
2002	-		449,330	2012
2003	-		1,184,742	2013
2004	1,132,212	2014	3,851,438	2014
2005	1,244,311	2025	5,679,015	2015
2006	1,805,259	2026	10,195,830	2016
2007	3,345,513	2027	4,620,256	2017
2008	2,202,252	2028	4,683,641	2018
2009	1,443,141	2029	2,344,167	2019
2010	1,676,255	2030	2,380,053	2020
2011	2,438,225	2031	3,161,286	2021
	$15,287,168		$38,690,854

During 2011 and 2010, Kimber did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

Kimber is subject to taxes in Canada and Mexico. The tax years of Canadian and Mexican tax jurisdictions which remain subject to examination as at June 30, 2011 are: Canada 2006 to 2011; Mexico 2000 to 2011.